Financial Instruments and Risk Management (Market Risk - Terms of Derivative Financial Instruments Used to Hedge Interest Risk) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
SWAP contracts from variable interest to fixed interest [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount (fair value)	$ (13)	$ (6)
Stated amount	$ 150	$ 150
Maturity date (in years)	2024	2024
Interest rate range	2.47%-2.60%	2.47%-2.60%
SWAP contracts from fixed ILS interest to fixed USD interest [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount (fair value)	$ 87	$ 57
Stated amount	$ 701	$ 482
Maturity date (in years)	2034	2024
Interest rate range	2.40%-4.47%	2.45%-4.47%
SWAP contracts from varible GBP interest to fixed USD interest [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount (fair value)	$ 5
Stated amount	$ 63
Maturity date (in years)	18/05/2021
Interest rate range	1-month libor
SWAP contracts from variable USD interest to fixed EUR interest [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount (fair value)	$ (41)	$ (3)
Stated amount	$ 324	$ 447
Maturity date (in years)	19/05/2021	19/02/2020
Interest rate range	1-month libor	1-month libor